Subsequent Events (Details) - USD ($) $ in Thousands	Jul. 02, 2025	Aug. 15, 2024	Jul. 02, 2024	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Aggregate ordinary shares				49,517,660	45,729,684
Subsequent Event [Member]
Subsequent Events [Line Items]
Additional ordinary shares		2,504,863
Aggregate gross proceeds (in Dollars)		$ 1,771
Aggregate net proceeds (in Dollars)		$ 1,727
Granted options			1,061,814
Equity investment (in Dollars)			$ 15,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Restricted share units			884,860
Subsequent Event [Member] | Sixty Employees [Member]
Subsequent Events [Line Items]
Granted options			518,036
Restricted share units			431,711
Seven Officers [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Granted options			543,778
Seven Officers [Member] | Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Restricted share units			453,149
Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate ordinary shares			1,946,674
Forecast [Member]
Subsequent Events [Line Items]
Vest percentage	75.00%